Long-term Debt - Interest Expense (Details) - USD ($)	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Debt Instrument [Line Items]
Amortization of discount and issuance costs	$ 26,200,000	$ 18,300,000	$ 0
Convertible Notes
Debt Instrument [Line Items]
Interest expense	6,800,000	4,300,000
Amortization of discount and issuance costs	26,200,000	18,300,000
Total interest expense	$ 33,000,000.0	$ 22,600,000	$ 0